IFRS16 LEASES	6 Months Ended
Jun. 28, 2019
Disclosure of leases [Abstract]
IFRS16 LEASES
IFRS 16 LEASES
On 1 January 2019, the Group adopted IFRS 16, “Leases” on a modified retrospective basis from 1 January 2019. The Group has not restated its 2018 financial statements as permitted under the specific transitional provisions in the standard. The impact from the new leasing standard is therefore recognised in the opening balance sheet on 1 January 2019.

Prior to the adoption of IFRS 16, the Group classified and accounted for each of its leases (as lessee) as either a finance lease or an operating lease under the principles of IAS 17, “Leases”. Finance leases were capitalised at the commencement of the lease at the inception date fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Lease payments were apportioned between interest and reduction of the lease liability. For operating leases, the leased asset was not capitalised and the lease payments were recognised as rent expense in the statement of profit or loss on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognised under Prepayments and Trade and other payables, respectively.

The objective of IFRS 16 is to ensure a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. The lease liability was initially measured at the present value of lease payments, discounted using the Group’s incremental borrowing rate (IBR). The weighted average incremental borrowing rate applied to the lease liabilities on 1 January 2019 was 1.30 percent. The lease term comprises the non-cancellable period of the contract, together with periods covered by an option to extend the lease whenever the Group is reasonably certain to exercise that option. Subsequently, the lease liability is measured by increasing the carrying amount to reflect interest on the lease liability and reducing it by lease payments made.

In adopting IFRS 16 Leases, the following expedients were applied:

•	The right of use asset is measured at the value of the lease liability, adjusted for any prepaid or accrued lease payments.

•	A single discount rate applied to a portfolio of leases with reasonably similar characteristics.

•	On adoption, the Group used hindsight in determining lease term.

•	Short-term lease exemption applied to Machinery & Equipment and IT asset classes for leases expiring within 12 months of 1 January 2019.

•	Reliance on previous assessments on whether leases were onerous immediately before the date of initial application.
The Group does not separate lease from non-lease components for each of its lease categories, except for property leases. For property leases, only base rent is included in the calculation of the right of use asset. All low value leases with total minimum lease payments under €5,000 are expensed on a straight line basis. The assessment of low value for a leased asset is made on the basis of the value of an asset when it is (or was) new, regardless of whether the actual asset being leased is new.
For leases previously classified as finance leases, the Group recognised the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right of use asset and the lease liability at the date of adoption. The measurement principles of IFRS 16 are only applied after that date. This resulted in measurement adjustments of €6 million relating to non-lease components of finance leases that were included in the lease liability calculation for certain asset classes. The remeasurements to lease liabilities were recognised as adjustments to the related right of use assets immediately after the date of initial application.
Lease liabilities are included within Borrowings in our Statement of Financial Position. The following tables summarise the reconciliation of our opening lease liability position under IFRS 16:

Operating lease commitments disclosed as at 31 December 2018 (undiscounted)	Total
€ million
Within one year	94
After one year but not more than five years	169
More than five years	37
Total minimum lease payments	300

Total
€ million
Total minimum lease payments (discounted)	290
(Less): short-term and low value leases recognised on a straight-line basis as expense	(5)
Add: adjustments as a result of a different treatment of extension and termination options	32
(Less): non-lease components for property leases	(5)
Add: non-lease components for vehicle leases and other	10
Lease operating liability recognised as at 1 January 2019	322
Add: finance lease liabilities recognised as at 31 December 2018	75
Total lease liability recognised as at 1 January 2019	397
Of which are:
Current lease liabilities	147
Non-current lease liabilities	250

Right of use assets are included within Property, Plant and Equipment and were initially measured at cost, comprising the initial measurement of the lease liability, plus any direct costs and an estimate of asset retirement obligations, less lease incentives. Subsequently, right of use assets are measured at cost, less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight line basis over the term of the lease.

The recognised right of use assets within Property, Plant and Equipment, and related lease liability amounts recognised as at the adoption date relate to the following asset types:

Right of Use Asset category	Lease Liability	Right of Use Asset
	€ million	€ million
Buildings	212	208
Furniture and office equipment	35	35
Machinery and equipment	5	5
Vehicles	145	145
Total	397	393

The Group’s activities as a lessor are not material and hence the Group determines there is no significant impact on its condensed consolidated interim financial statements.

The adoption of IFRS 16 had a diminimus impact on the Group’s profit before tax for the period ended 28 June 2019.

There is no impact on overall cash flows on the Group from the adoption of IFRS 16.  However, cash outflows for lease payments are now included within cash flows used in financing activities, within payments of principal on lease obligations.  Prior to adoption, cash flows relating to our operating leases were included within cash flows from operating activities, and only finance leases cash flows were classified as financing activities.
Extension and termination options
Extension and termination options are included in a number of property and equipment leases across the Group. These terms are used to maximise operational flexibility in terms of managing contracts. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor.

In determining the lease term, the Group considers all facts and circumstances associated with exercising an extension or termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee.